Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2020
Long-Term Debt [Abstract]
Long-term debt
	As at August 31,
	2020	2019

Unsecured, non-interest-bearing loans, denominated in euros, repayable in quarterly instalments, maturing in March 2024 and March 2025	$896	$866
Unsecured loans, denominated in euros, repayable in monthly, quarterly or bi‑annual instalments, bearing interest at annual rates of nil to 5.0%, maturing at different dates between March 2020 and September 2023 in 2019 and December 2020 and September 2023 in 2020	2,443	3,111
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly instalments, bearing interest at annual rates of 0.7% to 1.5%, maturing at different dates between April 2020 and August 2022 in 2019 and February 2021 and August 2022 in 2020	295	459
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly or quarterly instalments, bearing interest at annual rates of 1.1% to 2.9%, maturing at different dates between March 2020 and July 2022 in 2019 and December 2020 and July 2022 in 2020	586	1,306

	4,220	5,742
Current portion of long-term debt	2,076	2,449
	$2,144	$3,293

Principal repayments of long-term debt	Principal repayments of long-term debt due over the forthcoming years are as follows as at August 31, 2020:
No later than one year	$2,076
Later than one year and no later than five years	2,144
$4,220